Segment Information (Reconciliation of Segment Information to Total Consolidated Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 2,082.7	$ 2,084.0	$ 1,837.3	$ 1,715.6	$ 1,808.5	$ 1,767.4	$ 1,701.7	$ 1,631.5	$ 7,719.6		$ 6,909.1		$ 6,796.1
Segment profitability									1,352.6		1,135.5		1,109.4
Operating Segments
Segment Reporting Information [Line Items]
Total revenues									7,719.6		6,909.1		6,796.1
Intersegment
Segment Reporting Information [Line Items]
Total revenues									0		0		0
Corporate / Other
Segment Reporting Information [Line Items]
Total revenues									(13.8)	[1]	(25.0)	[1]	(40.1)	[1]
Segment profitability									(1,182.2)	[1]	(982.4)	[1]	(916.6)	[1]
Generics Segment
Segment Reporting Information [Line Items]
Total revenues									6,510.4		5,900.6		5,946.2
Generics Segment | Operating Segments
Segment Reporting Information [Line Items]
Total revenues									6,515.2		5,906.3		5,949.3
Segment profitability									1,870.3		1,656.3		1,706.8
Generics Segment | Intersegment
Segment Reporting Information [Line Items]
Total revenues									4.8		5.7		3.1
Specialty Segment
Segment Reporting Information [Line Items]
Total revenues									1,209.2		1,008.5		849.9
Specialty Segment | Operating Segments
Segment Reporting Information [Line Items]
Total revenues									1,218.2		1,027.8		886.9
Segment profitability									664.5		461.6		319.2
Specialty Segment | Intersegment
Segment Reporting Information [Line Items]
Total revenues									$ 9.0		$ 19.3		$ 37.0

[1]	(1) Includes certain corporate general and administrative and R&D expenses; litigation settlements, net; certain intercompany transactions, including eliminations; amortization of intangible assets and certain purchase accounting items; impairment charges; and other expenses not directly attributable to segments.